Retirement Benefit Obligations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Retirement Benefit Obligations
30.  Retirement Benefit Obligations

The Group operates either defined benefit or defined contribution pension schemes in all of its principal operating areas. The disclosures included below relate to all pension schemes in the Group.

The Group operates defined benefit pension schemes in Belgium, Brazil, Canada, France, Germany, Italy, the Netherlands, the Philippines, the Republic of Ireland, Romania, Serbia, Slovakia, Switzerland, the UK and the US. The Group has a mixture of funded and unfunded defined benefit pension schemes. The net liability of the funded schemes is $154 million, net of surpluses of $111 million (2019: $110 million, net of surpluses of $75 million). Unfunded obligations (including jubilee, post-retirement healthcare obligations and long-term service commitments) comprise of a number of schemes in Brazil, Canada, France, Germany, Italy, the Netherlands, the Philippines, Romania, Serbia, Slovakia, Switzerland and the US, totalling a net liability of $402 million (2019: $370 million).

Funded defined benefit schemes in the Republic of Ireland, Switzerland and the UK are administered by separate funds that are legally distinct from the Group under the jurisdiction of Trustees. The Trustees are required by law to act in the best interests of the scheme participants and are responsible for the definition of investment strategy and for scheme administration. Other schemes are also administered in line with the local regulatory environment. The level of benefits available to most members depends on length of service and either their average salary over their period of employment or their salary in the final years leading up to retirement. For Switzerland, the level of benefits depends on salary, level of savings contributions, the interest rate on old age accounts (which cannot be negative) and the annuity conversion factor on retirement. The Group’s pension schemes in Switzerland are contribution-based schemes with guarantees to provide further contributions in the event that the plan assets are insufficient to meet the benefit obligations.

Defined benefit pension schemes - principal risks
Through its defined benefit pension and jubilee schemes, long-term service commitments and post-retirement healthcare plans, the Group is exposed to a number of risks, the most significant of which are detailed below:

Asset volatility:
Under IAS 19
Employee Benefits
, the assets of the Group’s defined benefit pension schemes are reported at fair value (using bid prices, where relevant). The majority of the schemes’ assets comprise equities, bonds and property, all of which may fluctuate significantly in value from period to period. Given that liabilities are discounted to present value based on bond yields and that bond prices are inversely related to yields, an increase in the liability discount rate (which would reduce liabilities) would reduce bond values, though not necessarily by an equal magnitude.

Given the maturity of certain of the Group’s funded defined benefit pension schemes, de-risking
frameworks have been introduced to mitigate deficit volatility and enable better matching of investment returns with the cash outflows related to benefit obligations. These frameworks entail the usage of asset-liability matching techniques, whereby triggers are set for the conversion of equity holdings into bonds of similar average duration to the relevant liabilities.

Discount rates:
The discount rates employed in determining the present value of the schemes’ liabilities are determined by reference to market yields at the balance sheet date on high-quality corporate bonds of a currency and term consistent with the currency and term of the associated post-employment benefit obligations. Changes in discount rates impact the quantum of liabilities as discussed above.

Inflation risk:
A significant amount of the Group’s pension obligations are linked to inflation; higher inflation will lead to higher liabilities (although in most cases, caps on the level of inflationary increases are in place to protect the schemes against extreme inflation).

Longevity risk:
In the majority of cases, the Group’s defined benefit pension schemes provide benefits for life with spousal and dependent child reversionary provisions; increases in life expectancy (decreases in mortality assumptions) will therefore give rise to higher liabilities.

Aggregation
For the purposes of the disclosures which follow; the schemes in Belgium, France, Germany, Italy, the Netherlands, the Republic of Ireland and Slovakia have been aggregated into a “Eurozone” category on the basis of common currency and financial assumptions; schemes in Brazil, the Philippines, Romania, Serbia and the UK have been aggregated into an “Other” category.

Financial assumptions—scheme liabilities
The major long-term assumptions used by the Group’s actuaries in the computation of scheme liabilities and post-retirement healthcare obligations are as follows:

	Eurozone			United States and Canada			Switzerland
	2020%	2019%	2018%	2020%	2019%	2018%	2020%	2019%	2018%
Rate of increase in:

- salaries	2.52	3.37	3.50	3.37	3.37	3.38	1.00	1.50	1.50

- pensions in payment	1.45	1.46	1.62	-	-	-	-	-	-

Inflation	1.50	1.50	1.65	2.00	2.00	2.00	0.50	1.00	1.00

Discount rate	1.14	1.43	2.12	2.34	3.14	4.10	0.20	0.30	0.85

Medical cost trend rate	n/a	n/a	n/a	5.97	5.18	1.55	n/a	n/a	n/a

The mortality assumptions employed in determining the present value of scheme liabilities under IAS 19 represent actuarial best practice in the relevant jurisdictions, taking account of mortality experience and industry circumstances. For schemes in the Republic of Ireland and the UK, the mortality assumptions used are in accordance with the underlying funding valuations. For the Group’s most material schemes, the future life expectations factored into the relevant valuations, based on retirement at 65 years of age for current and future retirees, are as follows:

	Republic of Ireland			United States and Canada			Switzerland
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Current retirees

- male	22.5	23.0	22.4	20.1	20.2	20.1	22.6	22.6	22.5

- female	24.4	24.5	24.1	22.2	22.3	22.6	24.7	24.7	24.5

Future retirees

- male	24.8	25.4	24.9	22.0	22.1	22.0	24.8	24.8	24.7

- female	26.7	26.8	26.4	23.9	24.2	24.5	26.8	26.8	26.7

The above data allows for future improvements in life expectancy.

Impact on Consolidated Income Statement
The total retirement benefit expense from continuing operations in the Consolidated Income Statement is as follows:

	2020 $m	2019 $m	2018 $m

Total defined contribution expense (i)	289	290	266

Total defined benefit expense	70	51	51
Total expense in Consolidated Income Statement	359	341	317

At 31 December 2020, $105 million (2019: $108 million) was included in other payables in respect of defined contribution pension liabilities.

Analysis of defined benefit expense

Charged in arriving at Group profit before finance costs:

Current service cost	53	48	51
Administration expenses	5	8	3
Past service cost/(credit) net	1	(20)	(15)
Subtotal	59	36	39

Included in finance income and finance costs respectively:

Interest income on scheme assets	(56)	(72)	(65)
Interest cost on scheme liabilities	67	87	77
Net interest expense	11	15	12

Net expense to Consolidated Income Statement	70	51	51

The composition of the net expense to the Consolidated Income Statement is as follows:

Eurozone	30	28	28
United States and Canada	16	6	7
Switzerland	12	8	8
Other	12	9	8
Total	70	51	51

See page
194
for note (i).

Reconciliation of scheme assets (bid value)	2020 $m	2019 $m
At 1 January	3,013	3,335
Movement in year
Interest income on scheme assets (ii)	56	76
Arising on acquisition (note 32)	-	3
Disposals	-	(660)
Remeasurement adjustments
- return on scheme assets excluding interest income	174	354
Employer contributions paid	46	58
Contributions paid by plan participants	7	15
Benefit and settlement payments	(158)	(156)
Administration expenses (ii)	(5)	(8)
Translation adjustment	188	(4)
At 31 December	3,321	3,013

The composition of scheme assets is as follows:

Eurozone	1,603	1,441
United States and Canada	1,018	949
Switzerland	444	386
Other	256	237
Total	3,321	3,013

Reconciliation of actuarial value of liabilities
At 1 January	(3,493)	(3,821)
Movement in year
Current service cost (ii)	(53)	(67)
Past service (cost)/credit net (ii)	(1)	20
Interest cost on scheme liabilities (ii)	(67)	(91)
Arising on acquisition (note 32)	-	(4)
Disposals	1	709
Remeasurement adjustments
- experience variations	32	37
- actuarial loss from changes in financial assumptions	(251)	(430)
- actuarial gain from changes in demographic assumptions	12	20
Contributions paid by plan participants	(7)	(15)
Benefit and settlement payments	158	156
Translation adjustment	(208)	(7)
At 31 December	(3,877)	(3,493)

The composition of the actuarial value of liabilities is as follows:

Eurozone	(1,769)	(1,601)

United States and Canada	(1,293)	(1,189)

Switzerland	(425)	(383)

Other	(390)	(320)
Total	(3,877)	(3,493)

Deficit in schemes	(556)	(480)
Related deferred income tax asset	128	102
Net pension liability	(428)	(378)

The composition of the net pension liability is as follows:

Eurozone	(138)	(134)
United States and Canada	(206)	(180)
Switzerland	22	3

Other	(106)	(67)
Total	(428)	(378)

UK High Court rulings in October 2018 and November 2020 relating to the equalisation of guaranteed minimum pensions for men and women did not materially impact the liability associated with the Group’s UK defined benefit pension schemes.

(i)	The total defined contribution expense in 2019 and 2018, including discontinued operations, amounted to $299 million and $278 million respectively.

(ii)	The net expense in 2019 and 2018 includes the following relating to discontinued operations:

Charged in arriving at Group profit before finance costs:	2019 $m	2018 $m
Current service cost	19	25
Administration expenses	-	1
Past service credit (net)	-	(5)
Subtotal	19	21
Included in finance income and finance costs respectively:
Interest income on scheme assets	(4)	(5)
Interest cost on scheme liabilities	4	5
Net interest expense	-	-

Net expense to Consolidated Income Statement	19	21

Sensitivity analysis
The revised liabilities due to the impact of a reasonably possible change (as indicated below) in the principal actuarial assumptions would be as follows:

		Eurozone 2020 $m	United States and Canada 2020 $m	Switzerland 2020 $m	Other 2020 $m	Total Group 2020 $m
Scheme liabilities at 31 December		(1,769)	(1,293)	(425)	(390)	(3,877)

Revised liabilities

Discount rate	Increase by 0.25%	(1,690)	(1,251)	(407)	(373)	(3,721)

	Decrease by 0.25% (i)	(1,852)	(1,334)	(441)	(409)	(4,036)

Inflation rate	Increase by 0.25%	(1,846)	(1,295)	(427)	(403)	(3,971)

	Decrease by 0.25%	(1,697)	(1,289)	(424)	(377)	(3,787)

Mortality assumption	Increase by 1 year	(1,707)	(1,253)	(409)	(379)	(3,748)

	Decrease by 1 year	(1,833)	(1,331)	(441)	(401)	(4,006)

(i)	As the discount rate for Switzerland is 0.20% as at 31 December 2020, sensitivity analysis presented for Switzerland is on the basis of a decrease of 0.20% only.

The above sensitivity analysis are derived through changing the individual assumption while holding all other assumptions constant.

Split of scheme assets	2020 $m	2019 $m
Investments quoted in active markets
Equity instruments (i)	862	838
Debt instruments (ii)	2,025	1,791
Property	106	104
Cash and cash equivalents	56	30
Investment funds	166	144

Unquoted investments
Equity instruments	2	2
Debt instruments (iii)	12	10
Property	69	58
Cash and cash equivalents	6	20
Assets held by insurance company	17	16
Total assets	3,321	3,013

(i)	Equity instruments primarily relate to developed markets.

(ii)	Quoted debt instruments are made up of $1,288 million (2019: $1,237 million) and $737 million (2019: $554 million) of government and non-government instruments respectively.

(iii)	Unquoted debt instruments primarily relate to government debt instruments.

Actuarial valuations - funding requirements and future cash flows

In accordance with statutory requirements in the Republic of Ireland and funding requirements set by the Trustees in the UK, additional annual contributions and lump-sum
payments are determined to get the plans to a fully funded position (on a funding basis). The funding requirements in relation to the Group’s defined benefit schemes are assessed in accordance with the advice of independent and qualified actuaries and valuations are prepared in this regard either annually, where local requirements mandate that this be done, or at triennial intervals at a maximum in all other cases. In the Republic of Ireland and the UK, either the attained age or projected unit credit methods are used in the valuations. In Canada, Germany, Switzerland and the US, valuations are performed in accordance with the projected unit credit methodology. The dates of the funding valuations range from April 2018 to July 2020.

In general, funding valuations are not available for public inspection; however, the results of valuations are advised to the members of the various schemes on request.

The Group has contracted payments (presented on a discounted basis) to certain schemes in the UK of $20 million (2019: $21 million; 2018: $16 million).

The maturity profile of the Group’s contracted payments (on a discounted basis) is as follows:

	2020 $m	2019 $m	2018 $m
Within one year	2	2	2
Between one and two years	2	2	2
Between two and three years	2	2	2
Between three and four years	2	2	1
Between four and five years	2	2	1

After five years	10	11	8
Total	20	21	16

Employer contributions payable in the 2021 financial year including minimum funding payments (expressed using year-end
exchange rates for 2020) are estimated at $45 million.

Average duration and scheme composition

	Eurozone			United States and Canada			Switzerland
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Average duration of defined benefit obligation (years)	18.3	18.1	17.1	12.9	12.5	12.1	17.6	17.8	16.4

Allocation of defined benefit obligation by participant:

Active plan participants	70%	74%	71%	43%	44%	46%	74%	74%	83%

Deferred plan participants	10%	8%	9%	12%	12%	18%	-	-	-

Retirees	20%	18%	20%	45%	44%	36%	26%	26%	17%